PREFERRED SHARE DERIVATIVE INTEREST PAYABLE (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013
Preferred share derivative interest payable	$ 27,500	$ 70,966	$ 480
Stock Issued During Period, Shares, Issued for Cash	358,663	802,789